Investment Objectives and Goals	Jul. 01, 2026
Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Global Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis and Wiley International Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis and Wiley International Small Cap Diversified Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	International Small Cap Diversified Value Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Opportunities Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks capital appreciation.
Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	High Yield Fund
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The Fund seeks high current income
Objective, Secondary [Text Block]	combined with the opportunity for capital appreciation to maximize total return.